COMMITMENTS AND CONTINGENCIES - Letters of Credit and Bank Guarantees (Details) $ in Millions	12 Months Ended
Jan. 02, 2022 USD ($)
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure	$ 31.7
Restricted cash	$ 24.1
Minimum
Guarantor Obligations [Line Items]
Guarantees term	10 months
Maximum
Guarantor Obligations [Line Items]
Guarantees term	4 years